                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ] Amendment Number : ________
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kevin D. Eng
Address: c/o Columbus Hill Capital Management, L.P.
         830 Morris Turnpike
         Short Hills, NJ 07078

Form 13F File Number: 028-12247

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David Newmark*
Title: Chief Financial Officer
Phone: 973-921-3424

Signature, Place, and Date of Signing:


s/ David Newmark*                           Short Hills, NJ       May 14, 2010
---------------------------------------   -------------------   ----------------
(Signature)                                  (City, State)           (Date)

* Signed as attorney-in-fact on behalf of Kevin D. Eng purusant to Power of Attorney dated January 20, 2009 and included as Exhibit 99.1 to this filing.

Report Type (Check only one.):

[ ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number   Name
--------------------   ----
028-12244              Columbus Hill Capital Management, L.P.

                                                                    EXHIBIT 99.1

                                POWER OF ATTORNEY

     KNOW ALL MEN BY THESE PRESENTS, that I, KEVIN D. ENG, hereby make, constitute and appoint each of DAVID W. AMBROSIA and DAVID NEWMARK acting individually and with full power of substitution, as my agent and attorney-in-fact for the purpose of executing in my name, (a) in my personal capacity, (b) in my capacity as managing member or in other capacities with Columbus Hill Capital Management, L.P., a Delaware limited partnership ("Columbus Hill Capital Management"), (c) in my capacity as managing member or in other capacities of CHC Partners, L.L.C., a Delaware limited liability ("CHC Partners"), Columbus Hill Capital Partners, L.L.C., a Delaware limited liability ("Columbus Hill Capital Partners"), or (d) in my capacity as a director of Columbus Hill Overseas, Ltd., a Cayman Islands exempted company ("Columbus Hill Overseas"), and each of their respective affiliates or other entities advised or controlled by me, Columbus Hill Capital Management, CHC Partners, Columbus Hill Capital Partners or Columbus Hill Overseas, all documents, certificates, instruments, statements, filings and agreements ("documents") to be filed with or delivered to any foreign or domestic governmental or regulatory body or required or requested by any other person or entity pursuant to any legal or regulatory requirement relating to the acquisition, ownership, management or disposition of securities or other investments, and any other documents relating or ancillary thereto, including but not limited to, all documents relating to filings with the United States Securities and Exchange Commission (the "Commission") pursuant to the Securities Act of 1933, as amended, or the Securities Exchange Act of 1934 (the "Exchange Act") and the rules and regulations promulgated thereunder, including: (1) all documents relating to the beneficial ownership of securities required to be filed with the Commission pursuant to Section 13(d) or Section 16(a) of the Exchange Act including, without limitation: (a) any acquisition statements on Schedule 13D or Schedule 13G and any amendments thereto, (b) any joint filing agreements pursuant to Rule 13d-1(k), and (c) any initial statements of, or statements of changes in, beneficial ownership of securities on Form 3, Form 4 or Form 5 and (2) any information statements on Form 13F required to be filed with the Commission pursuant to Section 13(f) of the Exchange Act or Form SH required to be filed with the Commission pursuant to pursuant to orders of the Commission or otherwise pursuant to the Exchange Act or rules thereunder. All past acts of the attorney-in-fact in furtherance of the foregoing are hereby ratified and confirmed. This power of attorney shall be valid from the date hereof until revoked by me.

     IN WITNESS WHEREOF, I have executed this instrument as of the 20th day of January, 2009.


s/ Kevin Eng
-------------------------------------
Kevin D. Eng